SHORT-TERM INVESTMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
SHORT-TERM INVESTMENTS
Term deposits	$ 4,409,046	$ 7,084,482
Redeemable short - term investment certificates ("RSTICs")	755,955	1,533,904
Total	$ 5,165,001	$ 8,618,386